ALLOWANCE FOR EXPECTED CREDIT LOSSES - Disclosure of Generation of Multiple Economic Assumptions by Quarter and by Year (Details)	Dec. 31, 2022	Dec. 31, 2021
Upside
Five year average [Abstract]
Gross domestic product (in percent)	1.80%	3.00%
Unemployment rate (in percent)	3.20%	3.70%
House price growth (in percent)	4.50%	5.10%
Commercial real estate price growth (in percent)	1.30%	3.70%
UK Bank Rate (in percent)	4.22%	1.43%
CPI inflation rate (in percent)	5.50%	3.50%
Base case
Five year average [Abstract]
Gross domestic product (in percent)	1.40%	2.90%
Unemployment rate (in percent)	4.80%	4.40%
House price growth (in percent)	0.20%	2.10%
Commercial real estate price growth (in percent)	(1.80%)	1.20%
UK Bank Rate (in percent)	3.06%	0.85%
CPI inflation rate (in percent)	5.00%	3.00%
Downside
Five year average [Abstract]
Gross domestic product (in percent)	0.80%	2.80%
Unemployment rate (in percent)	6.50%	5.60%
House price growth (in percent)	(5.40%)	(3.10%)
Commercial real estate price growth (in percent)	(6.40%)	(2.60%)
UK Bank Rate (in percent)	1.65%	0.47%
CPI inflation rate (in percent)	4.40%	2.80%
Severe downside
Five year average [Abstract]
Gross domestic product (in percent)	0.10%	2.10%
Unemployment rate (in percent)	8.80%	7.30%
House price growth (in percent)	(9.80%)	(6.90%)
Commercial real estate price growth (in percent)	(11.60%)	(6.80%)
UK Bank Rate (in percent)		0.08%
CPI inflation rate (in percent)		2.40%
UK Bank Rate – modelled	0.76%
UK Bank Rate – adjusted	4.18%
CPI inflation – modelled	3.60%
CPI inflation – adjusted	7.70%
Probability-weighted
Five year average [Abstract]
Gross domestic product (in percent)	1.20%	2.80%
Unemployment rate (in percent)	5.20%	4.80%
House price growth (in percent)	(1.20%)	0.60%
Commercial real estate price growth (in percent)	(3.10%)	0.10%
UK Bank Rate (in percent)		0.83%
CPI inflation rate (in percent)		3.10%
UK Bank Rate – modelled	2.76%
UK Bank Rate – adjusted	3.10%
CPI inflation – modelled	4.90%
CPI inflation – adjusted	5.30%
Upside | Start to peak
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	6.50%	12.60%
Unemployment rate (in percent)	3.80%	4.90%
House price growth (in percent)	24.80%	28.50%
Commercial real estate price growth (in percent)	7.20%	20.90%
UK Bank Rate (in percent)	5.39%	2.04%
CPI inflation rate (in percentage)	10.70%	6.50%
Upside | Start to trough
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	0.40%	(1.30%)
Unemployment rate (in percent)	2.80%	3.20%
House price growth (in percent)	(1.10%)	1.20%
Commercial real estate price growth (in percent)	(9.40%)	0.80%
UK Bank Rate (in percent)	0.75%	0.10%
CPI inflation rate (in percentage)	2.90%	0.60%
Upside | 2021
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)		7.10%
Unemployment rate (in percent)		4.40%
House price growth (in percent)		10.10%
Commercial real estate price growth (in percent)		12.40%
UK Bank Rate (in percent)		0.14%
CPI inflation rate (in percentage)		2.60%
Upside | 2022
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	4.10%	4.00%
Unemployment rate (in percent)	3.50%	3.30%
House price growth (in percent)	2.40%	2.60%
Commercial real estate price growth (in percent)	(9.40%)	5.80%
UK Bank Rate (in percent)	1.94%	1.44%
CPI inflation rate (in percentage)	9.00%	5.90%
Upside | 2023
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	0.10%	1.40%
Unemployment rate (in percent)	2.80%	3.40%
House price growth (in percent)	(2.80%)	4.90%
Commercial real estate price growth (in percent)	8.50%	0.70%
UK Bank Rate (in percent)	4.95%	1.74%
CPI inflation rate (in percentage)	8.30%	3.30%
Upside | 2024
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	1.10%	1.30%
Unemployment rate (in percent)	3.00%	3.50%
House price growth (in percent)	6.50%	4.70%
Commercial real estate price growth (in percent)	3.50%	1.00%
UK Bank Rate (in percent)	4.98%	1.82%
CPI inflation rate (in percentage)	4.20%	2.60%
Upside | 2025
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	1.70%	1.40%
Unemployment rate (in percent)	3.30%	3.70%
House price growth (in percent)	9.00%	3.60%
Commercial real estate price growth (in percent)	2.60%	(0.60%)
UK Bank Rate (in percent)	4.63%	2.03%
CPI inflation rate (in percentage)	3.30%	3.30%
Upside | 2026
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	2.10%
Unemployment rate (in percent)	3.40%
House price growth (in percent)	8.00%
Commercial real estate price growth (in percent)	2.30%
UK Bank Rate (in percent)	4.58%
CPI inflation rate (in percentage)	3.00%
Base case | Start to peak
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	4.30%	12.30%
Unemployment rate (in percent)	5.30%	4.90%
House price growth (in percent)	6.40%	11.00%
Commercial real estate price growth (in percent)	7.20%	10.20%
UK Bank Rate (in percent)	4.00%	1.25%
CPI inflation rate (in percentage)	10.70%	6.50%
Base case | Start to trough
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	(1.10%)	(1.30%)
Unemployment rate (in percent)	3.60%	4.30%
House price growth (in percent)	(6.30%)	1.20%
Commercial real estate price growth (in percent)	(14.80%)	0.80%
UK Bank Rate (in percent)	0.75%	0.10%
CPI inflation rate (in percentage)	1.60%	0.60%
Base case | 2021
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)		7.10%
Unemployment rate (in percent)		4.50%
House price growth (in percent)		9.80%
Commercial real estate price growth (in percent)		10.20%
UK Bank Rate (in percent)		0.14%
CPI inflation rate (in percentage)		2.60%
Base case | 2021 Q1
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)		(1.30%)
Unemployment rate (in percent)		4.90%
House price growth (in percent)		6.50%
Commercial real estate price growth (in percent)		(2.90%)
UK Bank Rate (in percent)		0.10%
CPI inflation rate (in percentage)		0.60%
Base case | 2021 Q2
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)		5.40%
Unemployment rate (in percent)		4.70%
House price growth (in percent)		8.70%
Commercial real estate price growth (in percent)		3.40%
UK Bank Rate (in percent)		0.10%
CPI inflation rate (in percentage)		2.10%
Base case | 2021 Q3
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)		1.10%
Unemployment rate (in percent)		4.30%
House price growth (in percent)		7.40%
Commercial real estate price growth (in percent)		7.50%
UK Bank Rate (in percent)		0.10%
CPI inflation rate (in percentage)		2.80%
Base case | 2021 Q4
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)		0.40%
Unemployment rate (in percent)		4.30%
House price growth (in percent)		9.80%
Commercial real estate price growth (in percent)		10.20%
UK Bank Rate (in percent)		0.25%
CPI inflation rate (in percentage)		4.90%
Base case | 2022
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	4.00%	3.70%
Unemployment rate (in percent)	3.70%	4.30%
House price growth (in percent)	2.00%	0.00%
Commercial real estate price growth (in percent)	(11.80%)	(2.20%)
UK Bank Rate (in percent)	1.94%	0.81%
CPI inflation rate (in percentage)	9.00%	5.90%
Base case | 2022 Q1
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	0.60%	0.10%
Unemployment rate (in percent)	3.70%	4.40%
House price growth (in percent)	11.10%	8.40%
Commercial real estate price growth (in percent)	18.00%
Commercial real estate price growth (in percent)		8.40%
UK Bank Rate (in percent)	0.75%	0.50%
CPI inflation rate (in percentage)	6.20%	5.30%
Base case | 2022 Q2
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	0.10%	1.50%
Unemployment rate (in percent)	3.80%	4.30%
House price growth (in percent)	12.50%	6.10%
Commercial real estate price growth (in percent)	18.00%
Commercial real estate price growth (in percent)		5.20%
UK Bank Rate (in percent)	1.25%	0.75%
CPI inflation rate (in percentage)	9.20%	6.50%
Base case | 2022 Q3
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	(0.30%)	0.50%
Unemployment rate (in percent)	3.60%	4.30%
House price growth (in percent)	9.80%	3.20%
Commercial real estate price growth (in percent)	8.40%
Commercial real estate price growth (in percent)		0.90%
UK Bank Rate (in percent)	2.25%	1.00%
CPI inflation rate (in percentage)	10.00%	6.30%
Base case | 2022 Q4
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	(0.40%)	0.30%
Unemployment rate (in percent)	3.70%	4.30%
House price growth (in percent)	2.00%	0.00%
Commercial real estate price growth (in percent)	(11.80%)
Commercial real estate price growth (in percent)		(2.20%)
UK Bank Rate (in percent)	3.50%	1.00%
CPI inflation rate (in percentage)	10.70%	5.30%
Base case | 2023
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	(1.20%)	1.50%
Unemployment rate (in percent)	4.50%	4.40%
House price growth (in percent)	(6.90%)	0.00%
Commercial real estate price growth (in percent)	(3.30%)	(1.90%)
UK Bank Rate (in percent)	4.00%	1.00%
CPI inflation rate (in percentage)	8.30%	3.00%
Base case | 2023 Q1
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	(0.40%)
Unemployment rate (in percent)	4.00%
House price growth (in percent)	(3.00%)
Commercial real estate price growth (in percent)	(16.90%)
UK Bank Rate (in percent)	4.00%
CPI inflation rate (in percentage)	10.00%
Base case | 2023 Q2
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	(0.40%)
Unemployment rate (in percent)	4.40%
House price growth (in percent)	(8.40%)
Commercial real estate price growth (in percent)	(19.80%)
UK Bank Rate (in percent)	4.00%
CPI inflation rate (in percentage)	8.90%
Base case | 2023 Q3
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	(0.20%)
Unemployment rate (in percent)	4.70%
House price growth (in percent)	(9.80%)
Commercial real estate price growth (in percent)	(15.90%)
UK Bank Rate (in percent)	4.00%
CPI inflation rate (in percentage)	8.00%
Base case | 2023 Q4
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	(0.10%)
Unemployment rate (in percent)	4.90%
House price growth (in percent)	(6.90%)
Commercial real estate price growth (in percent)	(3.30%)
UK Bank Rate (in percent)	4.00%
CPI inflation rate (in percentage)	6.10%
Base case | 2024
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	0.50%	1.30%
Unemployment rate (in percent)	5.10%	4.40%
House price growth (in percent)	(1.20%)	0.50%
Commercial real estate price growth (in percent)	0.90%	0.10%
UK Bank Rate (in percent)	3.38%	1.06%
CPI inflation rate (in percentage)	3.70%	1.60%
Base case | 2025
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	1.60%	1.30%
Unemployment rate (in percent)	5.30%	4.50%
House price growth (in percent)	2.90%	0.70%
Commercial real estate price growth (in percent)	2.80%	0.60%
UK Bank Rate (in percent)	3.00%	1.25%
CPI inflation rate (in percentage)	2.30%	2.00%
Base case | 2026
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	2.10%
Unemployment rate (in percent)	5.10%
House price growth (in percent)	4.40%
Commercial real estate price growth (in percent)	3.10%
UK Bank Rate (in percent)	3.00%
CPI inflation rate (in percentage)	1.70%
Downside | Start to peak
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	1.20%	11.40%
Unemployment rate (in percent)	7.70%	6.00%
House price growth (in percent)	6.40%	9.20%
Commercial real estate price growth (in percent)	7.20%	8.60%
UK Bank Rate (in percent)	3.62%	0.71%
CPI inflation rate (in percentage)	10.70%	6.40%
Downside | Start to trough
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	(3.60%)	(1.30%)
Unemployment rate (in percent)	3.60%	4.30%
House price growth (in percent)	(24.30%)	(14.80%)
Commercial real estate price growth (in percent)	(29.60%)	(12.80%)
UK Bank Rate (in percent)	0.75%	0.10%
CPI inflation rate (in percentage)	0.20%	0.60%
Downside | 2021
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)		7.10%
Unemployment rate (in percent)		4.70%
House price growth (in percent)		9.20%
Commercial real estate price growth (in percent)		8.60%
UK Bank Rate (in percent)		0.14%
CPI inflation rate (in percentage)		2.60%
Downside | 2022
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	3.90%	3.40%
Unemployment rate (in percent)	3.80%	5.60%
House price growth (in percent)	1.60%	(4.90%)
Commercial real estate price growth (in percent)	(13.90%)	(10.10%)
UK Bank Rate (in percent)	1.94%	0.45%
CPI inflation rate (in percentage)	9.00%	5.80%
Downside | 2023
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	(3.00%)	1.30%
Unemployment rate (in percent)	6.30%	5.90%
House price growth (in percent)	(11.10%)	(7.80%)
Commercial real estate price growth (in percent)	(15.00%)	(7.00%)
UK Bank Rate (in percent)	2.93%	0.52%
CPI inflation rate (in percentage)	8.20%	2.80%
Downside | 2024
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	(0.50%)	1.10%
Unemployment rate (in percent)	7.50%	5.80%
House price growth (in percent)	(9.80%)	(6.60%)
Commercial real estate price growth (in percent)	(3.70%)	(3.40%)
UK Bank Rate (in percent)	1.39%	0.55%
CPI inflation rate (in percentage)	3.30%	1.30%
Downside | 2025
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	1.40%	1.20%
Unemployment rate (in percent)	7.60%	5.70%
House price growth (in percent)	(5.60%)	(4.70%)
Commercial real estate price growth (in percent)	0.40%	(0.30%)
UK Bank Rate (in percent)	0.98%	0.69%
CPI inflation rate (in percentage)	1.30%	1.60%
Downside | 2026
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	2.10%
Unemployment rate (in percent)	7.20%
House price growth (in percent)	(1.50%)
Commercial real estate price growth (in percent)	1.40%
UK Bank Rate (in percent)	1.04%
CPI inflation rate (in percentage)	0.30%
Severe downside | Start to peak
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	0.70%	7.60%
Unemployment rate (in percent)	10.70%	8.50%
House price growth (in percent)	6.40%	9.10%
Commercial real estate price growth (in percent)	7.20%	6.90%
UK Bank Rate (in percent)		0.25%
CPI inflation rate (in percentage)		6.50%
UK Bank Rate – modelled	3.50%
UK Bank Rate – adjusted	7.00%
CPI inflation – modelled	10.70%
CPI inflation – adjusted	14.80%
Severe downside | Start to trough
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	(6.40%)	(1.30%)
Unemployment rate (in percent)	3.60%	4.30%
House price growth (in percent)	(40.10%)	(30.20%)
Commercial real estate price growth (in percent)	(47.80%)	(30.00%)
UK Bank Rate (in percent)		0.02%
CPI inflation rate (in percentage)		0.40%
UK Bank Rate – modelled	0.12%
UK Bank Rate – adjusted	0.75%
CPI inflation – modelled	(1.70%)
CPI inflation – adjusted	1.50%
Severe downside | 2021
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)		6.80%
Unemployment rate (in percent)		4.90%
House price growth (in percent)		9.10%
Commercial real estate price growth (in percent)		5.80%
UK Bank Rate (in percent)		0.14%
CPI inflation rate (in percentage)		2.60%
Severe downside | 2022
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	3.70%	0.90%
Unemployment rate (in percent)	4.10%	7.70%
House price growth (in percent)	1.10%	(7.30%)
Commercial real estate price growth (in percent)	(17.30%)	(19.60%)
UK Bank Rate (in percent)		0.04%
CPI inflation rate (in percentage)		5.80%
UK Bank Rate – modelled	1.94%
UK Bank Rate – adjusted	2.44%
CPI inflation – modelled	9.00%
CPI inflation – adjusted	9.70%
Severe downside | 2023
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	(5.20%)	0.40%
Unemployment rate (in percent)	9.00%	8.50%
House price growth (in percent)	(14.80%)	(13.90%)
Commercial real estate price growth (in percent)	(28.80%)	(12.10%)
UK Bank Rate (in percent)		0.06%
CPI inflation rate (in percentage)		2.30%
UK Bank Rate – modelled	1.41%
UK Bank Rate – adjusted	7.00%
CPI inflation – modelled	8.20%
CPI inflation – adjusted	14.30%
Severe downside | 2024
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	(1.00%)	1.00%
Unemployment rate (in percent)	10.70%	8.10%
House price growth (in percent)	(18.00%)	(12.50%)
Commercial real estate price growth (in percent)	(9.90%)	(5.30%)
UK Bank Rate (in percent)		0.08%
CPI inflation rate (in percentage)		0.50%
UK Bank Rate – modelled	0.20%
UK Bank Rate – adjusted	4.88%
CPI inflation – modelled	2.60%
CPI inflation – adjusted	9.00%
Severe downside | 2025
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	1.30%	1.40%
Unemployment rate (in percent)	10.40%	7.60%
House price growth (in percent)	(11.50%)	(8.40%)
Commercial real estate price growth (in percent)	(1.30%)	(0.50%)
UK Bank Rate (in percent)		0.09%
CPI inflation rate (in percentage)		0.90%
UK Bank Rate – modelled	0.13%
UK Bank Rate – adjusted	3.31%
CPI inflation – modelled	(0.10%)
CPI inflation – adjusted	4.10%
Severe downside | 2026
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	2.10%
Unemployment rate (in percent)	9.70%
House price growth (in percent)	(4.20%)
Commercial real estate price growth (in percent)	3.20%
UK Bank Rate – modelled	0.14%
UK Bank Rate – adjusted	3.25%
CPI inflation – modelled	(1.60%)
CPI inflation – adjusted	1.60%
Probability-weighted | Start to peak
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	3.40%	11.60%
Unemployment rate (in percent)	5.90%	5.00%
House price growth (in percent)	6.40%	9.60%
Commercial real estate price growth (in percent)	7.20%	9.90%
UK Bank Rate (in percent)		1.20%
CPI inflation rate (in percentage)		6.50%
UK Bank Rate – modelled	3.89%
UK Bank Rate – adjusted	4.31%
CPI inflation – modelled	10.70%
CPI inflation – adjusted	11.00%
Probability-weighted | Start to trough
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	(1.80%)	(1.30%)
Unemployment rate (in percent)	3.60%	4.30%
House price growth (in percent)	(9.50%)	1.20%
Commercial real estate price growth (in percent)	(18.60%)	(0.30%)
UK Bank Rate (in percent)		0.10%
CPI inflation rate (in percentage)		0.60%
UK Bank Rate – modelled	0.75%
UK Bank Rate – adjusted	0.75%
CPI inflation – modelled	1.30%
CPI inflation – adjusted	1.60%
Probability-weighted | 2021
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)		7.00%
Unemployment rate (in percent)		4.60%
House price growth (in percent)		9.60%
Commercial real estate price growth (in percent)		9.90%
UK Bank Rate (in percent)		0.14%
CPI inflation rate (in percentage)		2.60%
Probability-weighted | 2022
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	4.00%	3.40%
Unemployment rate (in percent)	3.70%	4.70%
House price growth (in percent)	1.90%	(1.40%)
Commercial real estate price growth (in percent)	(12.30%)	(3.90%)
UK Bank Rate (in percent)		0.82%
CPI inflation rate (in percentage)		5.90%
UK Bank Rate – modelled	1.94%
UK Bank Rate – adjusted	1.99%
CPI inflation – modelled	9.00%
CPI inflation – adjusted	9.10%
Probability-weighted | 2023
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	(1.80%)	1.30%
Unemployment rate (in percent)	5.00%	5.00%
House price growth (in percent)	(7.70%)	(2.30%)
Commercial real estate price growth (in percent)	(5.80%)	(3.70%)
UK Bank Rate (in percent)		0.99%
CPI inflation rate (in percentage)		2.90%
UK Bank Rate – modelled	3.70%
UK Bank Rate – adjusted	4.26%
CPI inflation – modelled	8.30%
CPI inflation – adjusted	8.90%
Probability-weighted | 2024
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	0.20%	1.20%
Unemployment rate (in percent)	5.80%	5.00%
House price growth (in percent)	(3.20%)	(1.70%)
Commercial real estate price growth (in percent)	(0.80%)	(1.20%)
UK Bank Rate (in percent)		1.04%
CPI inflation rate (in percentage)		1.70%
UK Bank Rate – modelled	2.94%
UK Bank Rate – adjusted	3.41%
CPI inflation – modelled	3.60%
CPI inflation – adjusted	4.30%
Probability-weighted | 2025
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	1.50%	1.30%
Unemployment rate (in percent)	5.90%	4.90%
House price growth (in percent)	0.70%	(1.00%)
Commercial real estate price growth (in percent)	1.60%	(0.10%)
UK Bank Rate (in percent)		1.20%
CPI inflation rate (in percentage)		2.20%
UK Bank Rate – modelled	2.59%
UK Bank Rate – adjusted	2.91%
CPI inflation – modelled	2.10%
CPI inflation – adjusted	2.50%
Probability-weighted | 2026
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	2.10%
Unemployment rate (in percent)	5.70%
House price growth (in percent)	2.90%
Commercial real estate price growth (in percent)	2.30%
UK Bank Rate – modelled	2.60%
UK Bank Rate – adjusted	2.91%
CPI inflation – modelled	1.40%
CPI inflation – adjusted	1.70%